Subsequent events	6 Months Ended
Jun. 30, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events
Note 4:	Subsequent events

1.
In July 2025, a total of 132,143 Series A warrants were exercised into the Company’s ordinary shares at an exercise price of $13.475 per share, pursuant to the terms of the Series A warrants. The warrant exercises resulted in proceeds of $1,781. As of the date of this report, 2,341,114 Series A warrants remain outstanding and exercisable.

2.	In July 2025 the Company was awarded additional funding of $2,715 from the DoD through MTEC. The total funding from the DoD and MTEC is $18,243.